Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Aug. 05, 2020	Jul. 29, 2020	Jul. 28, 2020
ProudLiving, LLC [Member]
Subsequent Events (Textual)
Principal amount			$ 20,000
Maturity date			Feb. 21, 2021
John Silvestri [Member]
Subsequent Events (Textual)
Principal amount		$ 150,000
Maturity date		Feb. 21, 2021
Vista Capital Investments, LLC [Member]
Subsequent Events (Textual)
Sale of Stock, Number of Shares Issued in Transaction	50,000